Income Taxes (Income Tax Rate Reconciliation) (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Taxes [Abstract]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	34.00%	34.00%	34.00%
Effective Income Tax Rate Reconciliation, Tax Exempt Income	(7.70%)	(6.70%)	(6.90%)
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Share-based Compensation Cost, Percent	0.40%	0.40%	0.30%
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Life Insurance, Percent	(1.50%)	(3.70%)	(1.20%)
Effective Income Tax Rate Reconciliation, Other Adjustments, Percent	0.20%	0.20%	0.30%
Effective Income Tax Rate, Continuing Operations, Total	25.40%	24.20%	26.50%